ASSET RETIREMENT OBLIGATION (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation 1	$ 96,395
Asset Retirement Obligation 2	220,000
Asset Retirement Obligation 3	220,000
Asset Retirement Obligation 4	10.00%
Asset Retirement Obligation 5	2.00%
Asset Retirement Obligation 6	$ 221,322